Balance Sheet Components - Accrued Expenses (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued compensation and related:
Accrued vacation	$ 229,944	$ 223,769	$ 187,734
Accrued payroll		2,692	80,692
Accrued payroll tax	21,843	20,140	43,702
Total of accrued compensation and related	251,787	246,601	312,128
Accrued interest	124,242	123,982	127,149
Accrued clinical		36,725	166,750
Accrued legal costs	855,397	92,500
Accrued audit	20,000	37,000
Accrued other	14,921	45,714	82,266
Total	$ 1,266,347	$ 582,522	$ 798,434